Inventory - Summary of Inventory (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 14,242	$ 18,920	$ 18,462
Work in process	37	165	89
Finished equipment and replacement parts	11,302	12,105	10,580
Inventory, Gross	25,581	31,190	29,131
Less: Reserves for excess and obsolete	(458)	(294)	(103)
Inventory, Net	$ 25,123	$ 30,896	$ 29,028